Other financial liabilities (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 107,151,600	$ 185,879,251
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	24,494,870	134,737,116
Bank Borrowings [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	14,228,181	10,728,763
Bank Borrowings [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	153,668,256	66,483,125
Bank Borrowings [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 6,177,733	$ 7,628,082
Bank Borrowings [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,035,409-0	76,035,409-0
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,004,000-5	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 53,401	$ 56,156
Short Term Borowings, Type of Amortization	Monthly	Monthly
Borrowings, interest rate	3.39%	3.39%
Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,035,409-0	76,035,409-0
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,004,000-5	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 100,964	$ 8,364
Short Term Borowings, Type of Amortization	Monthly	Monthly
Borrowings, interest rate	5.65%	3.39%
Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,035,409-0	76,035,409-0
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,004,000-5	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 11,609	$ 13,209
Short Term Borowings, Type of Amortization		Monthly
Borrowings, interest rate	5.65%	5.65%
Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings Five [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Lending party Tax ID		97,018,000-1
Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 15,198	$ 14,141
Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Later than one year and not later than three years [member] | Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	25,276
Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	16,263	15,132
Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Later than three years and not later than five years [member] | Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	28,272
Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	21,940	$ 26,883
Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Later than five years [member] | Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 47,416
Bank Borrowings [Member] | D And D Sp A [Member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,920,876-3
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,006,000-6
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 15,062
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.96%
Bank Borrowings [Member] | D And D Sp A [Member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,920,876-3
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,006,000-6
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 37,209
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.96%
Bank Borrowings [Member] | D And D Sp A [Member] | Bank Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,920,876-3
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,006,000-6
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 7,054
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	3.50%
Bank Borrowings [Member] | D And D Sp A [Member] | Later than one year and not later than three years [member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 15,062
Bank Borrowings [Member] | D And D Sp A [Member] | Later than three years and not later than five years [member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0
Bank Borrowings [Member] | D And D Sp A [Member] | Later than five years [member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		90,413,000-1
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 40,000,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.34%
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 90,000,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	7.17%
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 30,000,000	$ 27,442,208
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.34%	8.34%
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Five [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 1,541,550	$ 96,199,000
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	7.17%	5.70%
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Six [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 549,050
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	8.34%
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		40,000,000
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	90,000,000
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	30,000,000
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than five years [member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than five years [member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0
Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than five years [member] | Bank Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,004,000-5
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 2,000,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.70%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 6,710,993
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.60%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Five [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,018,000-1
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 2,000,000	$ 2,998,735
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.70%	3.95%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Six [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,018,000-1
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 2,000,000	$ 3,299,391
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	8.58%	3.45%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 1,000,000	$ 79,750
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.04%	8.70%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eight [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 6,726,334	$ 2,006,310
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.60%	1.60%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 79,750	$ 1,003,333
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	8.70%	1.60%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,018,000-1	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 2,994,217	$ 218,128
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	3.95%	8.60%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eleven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,018,000-1	97,018,000-1
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 1,651,019	$ 22,881
Short Term Borowings, Type of Amortization	Semiannual	At maturity
Borrowings, interest rate	3.45%	3.95%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Twelve [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,030,000-7	97,018,000-1
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 213,582	$ 1,662,154
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	8.60%	3.45%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Thirteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 58,367
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	8.00%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Fourteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,018,000-1
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 32,080
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	3.95%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Fifteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 2,000,000
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Five [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 2,000,000	2,998,735
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Six [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	2,000,000	3,299,391
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	1,000,000
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Eight [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	2,994,217
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Eleven [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	1,651,019
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		6,710,993
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Five [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0	0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Six [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0	0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Eight [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	6,726,334
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Eleven [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than five years [member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than five years [member] | Bank Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than five years [member] | Bank Borrowings Five [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0	0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than five years [member] | Bank Borrowings Six [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0	0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than five years [member] | Bank Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than five years [member] | Bank Borrowings Eight [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than five years [member] | Bank Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than five years [member] | Bank Borrowings Eleven [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 5,967,737
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	8.00%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Bank Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 34,320
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	8.58%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Bank Borrowings Eleven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 16,750
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	8.04%
Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Later than one year and not later than three years [member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Later than three years and not later than five years [member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	5,967,737
Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Later than five years [member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		16,000,000
Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Twelve [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	99,586,280-8
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 16,000,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	8.66%
Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Later than one year and not later than three years [member] | Bank Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		0
Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Later than one year and not later than three years [member] | Bank Borrowings Twelve [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Later than three years and not later than five years [member] | Bank Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		16,000,000
Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Later than three years and not later than five years [member] | Bank Borrowings Twelve [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	16,000,000
Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Later than five years [member] | Bank Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 0
Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Later than five years [member] | Bank Borrowings Twelve [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Eight [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 4,217,816
Short Term Borowings, Type of Amortization		Quarterly
Borrowings, interest rate		5.00%
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 8,469,757
Short Term Borowings, Type of Amortization		Quarterly
Borrowings, interest rate		5.00%
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 982,400
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		5.50%
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Thirteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 1,296,776
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	5.50%
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Fourteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 4,187,509
Short Term Borowings, Type of Amortization	Quarterly
Borrowings, interest rate	5.00%
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Fifteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 8,400,143
Short Term Borowings, Type of Amortization	Quarterly
Borrowings, interest rate	5.00%
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Bank Borrowings Sixteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Borrowings, Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 1,681,008	$ 14,806
Short Term Borowings, Type of Amortization	Semiannual	Quarterly
Borrowings, interest rate	5.50%	5.00%
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Eight [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 659,034
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		1,365,925
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		368,400
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Thirteen [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 486,291
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Fourteen [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	1,080,648
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Fifteen [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	2,240,038
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than one year and not later than three years [member] | Bank Borrowings Sixteen [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	720,432
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Eight [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		1,054,454
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		2,185,478
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		491,200
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Thirteen [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	648,388
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Fourteen [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	1,080,648
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Fifteen [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	2,240,038
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than three years and not later than five years [member] | Bank Borrowings Sixteen [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	960,576
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than five years [member] | Bank Borrowings Eight [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		2,504,328
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than five years [member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		4,918,354
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than five years [member] | Bank Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 122,800
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than five years [member] | Bank Borrowings Thirteen [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	162,097
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than five years [member] | Bank Borrowings Fourteen [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	2,026,213
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than five years [member] | Bank Borrowings Fifteen [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	3,920,067
Bank Borrowings [Member] | Bebidas Bolivianas Bbo Sa [Member] | Later than five years [member] | Bank Borrowings Sixteen [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 0
Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member] | Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	76,035,409-0
Borrowings, Debtor Country	Chile	Chile
Borrowings, Lending party Tax ID	97,004,000-5	97,004,000-5
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 7,812	$ 104,722
Short Term Borowings, Type of Amortization		Monthly
Borrowings, interest rate	3.39%	5.65%
Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Short Term Borowings, Type of Amortization	Monthly
Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member] | Later than one year and not later than three years [member] | Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 23,137
Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member] | Later than three years and not later than five years [member] | Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		25,868
Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member] | Later than five years [member] | Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 55,717
Bank Borrowings [Member] | Bank Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		99,586,280-8
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.66%
Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 174,074,170	$ 84,839,970
Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 38,650,859	$ 30,871,086
Bonds Payable [Member] | Bono Series J Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 110,476,569	$ 105,442,193
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	2.90%	2.90%
Bonds Payable [Member] | Bono Series L Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 69,403,986	$ 92,871,937
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.20%	1.20%
Bonds Payable [Member] | Bono Series M Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 75,029,099	$ 71,864,107
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.60%	1.60%
Bonds Payable [Member] | Bono Series International Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	United States	United States
Borrowings, original currency	USD	USD
Other current financial liabilities	$ 520,409,088	$ 506,983,975
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	3.35%	3.35%
Bonds Payable [Member] | Bono Series P Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 73,792,994	$ 70,444,041
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	3.35%	3.35%
Bonds Payable [Member] | Bono Series R Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 146,434,024	$ 139,714,703
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	2.70%	2.70%
Bonds Payable [Member] | Bono Series D Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	91,041,000-8	91,041,000-8
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 55,292,728	$ 53,010,534
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.00%	1.00%
Bonds Payable [Member] | Bono Series H Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		90,413,000-1
Borrowings, Debtor Country		Chile
Borrowings, Creditor Country		Chile
Borrowings, original currency		UF
Other current financial liabilities		$ 41,351,438
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		4.25%
Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 111,412,498	$ 66,650,036
Bonds Payable [Member] | Later than one year and not later than three years [member] | Bono Series J Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	10,270	9,822
Bonds Payable [Member] | Later than one year and not later than three years [member] | Bono Series L Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	55,527,378	53,071,586
Bonds Payable [Member] | Later than one year and not later than three years [member] | Bono Series M Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	526,108	503,118
Bonds Payable [Member] | Later than one year and not later than three years [member] | Bono Series International Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0	0
Bonds Payable [Member] | Later than one year and not later than three years [member] | Bono Series P Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	56,014	0
Bonds Payable [Member] | Later than one year and not later than three years [member] | Bono Series R Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0	0
Bonds Payable [Member] | Later than one year and not later than three years [member] | Bono Series D Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	55,292,728	344,064
Bonds Payable [Member] | Later than one year and not later than three years [member] | Bono Series H Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		12,721,446
Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	14,468,888	105,701,207
Bonds Payable [Member] | Later than three years and not later than five years [member] | Bono Series J Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	10,158	9,822
Bonds Payable [Member] | Later than three years and not later than five years [member] | Bono Series L Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	13,876,608	39,800,351
Bonds Payable [Member] | Later than three years and not later than five years [member] | Bono Series M Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	526,108	503,118
Bonds Payable [Member] | Later than three years and not later than five years [member] | Bono Series International Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0	0
Bonds Payable [Member] | Later than three years and not later than five years [member] | Bono Series P Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	56,014	0
Bonds Payable [Member] | Later than three years and not later than five years [member] | Bono Series R Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0	0
Bonds Payable [Member] | Later than three years and not later than five years [member] | Bono Series D Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		52,666,470
Bonds Payable [Member] | Later than three years and not later than five years [member] | Bono Series H Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		12,721,446
Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	924,957,102	909,331,685
Bonds Payable [Member] | Later than five years [member] | Bono Series J Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	110,456,141	105,422,549
Bonds Payable [Member] | Later than five years [member] | Bono Series L Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		0
Bonds Payable [Member] | Later than five years [member] | Bono Series M Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	73,976,883	70,857,871
Bonds Payable [Member] | Later than five years [member] | Bono Series International Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	520,409,088	506,983,975
Bonds Payable [Member] | Later than five years [member] | Bono Series P Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	73,680,966	70,444,041
Bonds Payable [Member] | Later than five years [member] | Bono Series R Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	146,434,024	139,714,703
Bonds Payable [Member] | Later than five years [member] | Bono Series D Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		0
Bonds Payable [Member] | Later than five years [member] | Bono Series H Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 15,908,546
Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Bono Series J Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF
Other current financial liabilities	$ 1,240,926	$ 1,184,325
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	2.90%	2.90%
Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Bono Series L Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 27,856,762	$ 13,470,692
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.20%	1.20%
Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Bono Series M Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 357,509	$ 341,705
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.60%	1.60%
Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Bono Series International Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	United States	United States
Borrowings, original currency	USD	USD
Other current financial liabilities	$ 7,053,155	$ 6,882,197
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	3.35%	3.35%
Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Bono Series P Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 741,009	$ 705,938
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	3.35%	3.35%
Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Bono Series R Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 1,110,156	$ 1,059,348
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	2.70%	2.70%
Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Bono Series H Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		90,413,000-1
Borrowings, Debtor Country		Chile
Borrowings, Creditor Country		Chile
Borrowings, original currency		UF
Other current financial liabilities		$ 6,948,047
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		4.25%
Bonds Payable One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,050,838,488	$ 134,737,116
Bonds Payable Three [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,081,682,928